Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,415,100
Previously Paid Amount	0.00
Total Fee Amount	1,024.03
Total Offset Amount	0.00
Net Fee	1,024.03
Narrative - Max Aggregate Offering Price	$ 7,415,100
Final Prospectus	true